Summary of Assumptions Used to Calculate Estimated Fair Value of Stock Option (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	85.40%				92.80%	106.10%
Expected volatility, minimum		75.90%	78.00%	75.90%
Expected volatility, maximum		104.30%	85.40%	104.30%
Weighted-average volatility	85.40%	96.70%	79.00%	98.10%
Expected term (in years)	5 years 10 months 20 days	6 years 3 months		6 years 3 months	6 years 3 months	6 years 3 months
Risk-free rate	3.03%				0.85%	0.13%
Risk-free rate, minimum		0.14%	1.38%	0.14%
Risk-free rate, maximum		0.59%	3.03%	0.59%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)			5 years 6 months
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)			6 years 29 days